INTERESTS IN JOINT ARRANGEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 06, 2017	Dec. 31, 2015
Current Assets	$ 3,441,160	$ 2,770,363
Non-current Assets	11,152,588	11,224,237	$ 11,283,821
Total Joint Arrangement Assets	14,593,748	13,994,600	14,006,181
Current Liabilities	1,579,764	1,399,394
Non-current Liabilities	5,675,013	5,478,313
Equity	7,338,971	7,116,893	6,999,283	$ (49,415)	$ 6,646,445
Total Joint Arrangement Liabilities	14,593,748	13,994,600
Income	5,954,833	5,238,341	4,761,385
Joint Arrangement Net Income (Loss)	726,759	270,352	$ 217,577
Celulosa y Energia Punta Pereira S.A. [Member]
Current Assets	220,699	202,669
Non-current Assets	2,044,534	2,076,255
Total Joint Arrangement Assets	2,265,233	2,278,924
Investment Assets	809,884	753,132
Current Liabilities	204,455	186,626
Non-current Liabilities	441,010	586,034
Equity	1,619,768	1,506,264
Total Joint Arrangement Liabilities	2,265,233	2,278,924
Income	904,853	768,508
Expenses	(611,444)	(650,174)
Joint Arrangement Net Income (Loss)	293,409	118,334
Forestal Cono Sur S.A. [Member]
Current Assets	23,528	33,012
Non-current Assets	170,443	174,943
Total Joint Arrangement Assets	193,971	207,955
Investment Assets	95,173	91,530
Current Liabilities	1,668	22,582
Non-current Liabilities	1,957	2,314
Equity	190,346	183,059
Total Joint Arrangement Liabilities	193,971	207,955
Income	25,642	15,113
Expenses	(19,748)	(9,926)
Joint Arrangement Net Income (Loss)	5,894	5,187
Eufores S.A. [Member]
Current Assets	160,708	183,175
Non-current Assets	638,832	612,187
Total Joint Arrangement Assets	799,540	795,362
Investment Assets	315,635	303,558
Current Liabilities	159,988	180,298
Non-current Liabilities	8,282	7,948
Equity	631,270	607,116
Total Joint Arrangement Liabilities	799,540	795,362
Income	284,039	336,705
Expenses	(261,683)	(286,616)
Joint Arrangement Net Income (Loss)	22,356	50,089
Zona Franca Punta Pereira S.A. [Member]
Current Assets	5,482	6,105
Non-current Assets	472,539	483,884
Total Joint Arrangement Assets	478,021	489,989
Investment Assets	171,741	174,788
Current Liabilities	106,676	97,233
Non-current Liabilities	27,863	43,180
Equity	343,482	349,576
Total Joint Arrangement Liabilities	478,021	489,989
Income	17,880	22,129
Expenses	(23,975)	(24,413)
Joint Arrangement Net Income (Loss)	$ (6,095)	$ (2,284)